Note 5 - Revenue (Details Textual) $ in Millions	1 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
MSD [member]
Statement Line Items [Line Items]
Number of preclinical vaccine candidates		2
MSD option and license agreement [member]
Statement Line Items [Line Items]
Up front fee received		$ 3.2
Cash payment received	$ 7.5
Amount of milestone payments eligible for future development	$ 592.0